UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05851

MFS INTERMARKET INCOME TRUST I

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: February 28, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

February 28, 2014

MFS® INTERMARKET INCOME TRUST I

PORTFOLIO OF INVESTMENTS

2/28/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Bonds - 110.3%
Aerospace - 0.9%
Alliant Techsystems, Inc., 5.25%, 10/01/21 (n)	$40,000	$41,000
Bombardier, Inc., 7.5%, 3/15/18 (n)	95,000	106,875
Bombardier, Inc., 7.75%, 3/15/20 (n)	75,000	83,813
Bombardier, Inc., 6.125%, 1/15/23 (n)	100,000	101,250
CPI International, Inc., 8%, 2/15/18	105,000	111,260
Huntington Ingalls Industries, Inc., 7.125%, 3/15/21	240,000	267,000
Kratos Defense & Security Solutions, Inc., 10%, 6/01/17	195,000	208,163

		$919,361
Apparel Manufacturers - 0.5%
Hanesbrands, Inc., 6.375%, 12/15/20	$120,000	$131,700
Jones Group, Inc., 6.875%, 3/15/19	70,000	71,575
PVH Corp., 7.375%, 5/15/20	205,000	228,063
PVH Corp., 4.5%, 12/15/22	65,000	64,025

		$495,363
Asset-Backed & Securitized - 1.9%
Capital Trust Realty Ltd., CDO, 5.16%, 6/25/35 (n)	$9,996	$10,251
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/49	260,000	286,986
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 5.756%, 9/15/39	194,736	214,434
CWCapital Cobalt Ltd., “A4”, FRN, 5.77%, 5/15/46	203,040	225,855
Equity One ABS, Inc., FRN, 4.205%, 4/25/34	101,916	103,077
GMAC Mortgage Corp. Loan Trust, FRN, 5.865%, 9/25/34	128,905	132,437
HLSS Servicer Advance Receivables Trust, 2013-T1, “A2”, 1.495%, 1/16/46 (n)	300,000	299,400
JPMorgan Chase Commercial Mortgage Trust, 2007-LD11, “AM”, FRN, 5.813%, 6/15/49	396,688	414,420
Race Point CLO Ltd., “A1A”, FRN, 0.437%, 8/01/21 (n)	272,049	269,260

		$1,956,120
Automotive - 2.4%
Accuride Corp., 9.5%, 8/01/18	$165,000	$168,300
Allison Transmission, Inc., 7.125%, 5/15/19 (n)	295,000	318,600
Daimler Finance North America LLC, 1.875%, 1/11/18 (n)	521,000	523,766
Delphi Corp., 5%, 2/15/23	48,000	51,180
General Motors Financial Co., Inc., 6.75%, 6/01/18	170,000	198,050
Goodyear Tire & Rubber Co., 6.5%, 3/01/21	160,000	174,800
Goodyear Tire & Rubber Co., 7%, 5/15/22	40,000	44,600
Hyundai Capital America, 1.875%, 8/09/16 (n)	230,000	233,396
Jaguar Land Rover PLC, 8.125%, 5/15/21 (n)	150,000	169,875
Jaguar Land Rover PLC, 5.625%, 2/01/23 (n)	150,000	156,750
Lear Corp., 8.125%, 3/15/20	45,000	49,275
Lear Corp., 4.75%, 1/15/23 (n)	25,000	24,250
TRW Automotive, Inc., 4.45%, 12/01/23 (n)	313,000	313,000

		$2,425,842
Biotechnology - 0.5%
Life Technologies Corp., 6%, 3/01/20	$400,000	$467,921

Broadcasting - 2.9%
AMC Networks, Inc., 7.75%, 7/15/21	$114,000	$129,390
CBS Corp., 5.75%, 4/15/20	110,000	124,985
Clear Channel Communications, Inc., 9%, 3/01/21	118,000	123,605
Clear Channel Worldwide Holdings, Inc., 6.5%, 11/15/22	25,000	26,438
Clear Channel Worldwide Holdings, Inc., 6.5%, 11/15/22	90,000	95,850

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Broadcasting - continued
Clear Channel Worldwide Holdings, Inc., “A”, 7.625%, 3/15/20	$5,000	$5,375
Clear Channel Worldwide Holdings, Inc., “B”, 7.625%, 3/15/20	30,000	32,475
Hughes Network Systems LLC, 7.625%, 6/15/21	60,000	67,800
IAC/InterActive Corp., 4.875%, 11/30/18 (n)	20,000	20,850
IAC/InterActive Corp., 4.75%, 12/15/22	80,000	77,400
Inmarsat Finance PLC, 7.375%, 12/01/17 (n)	130,000	135,200
Intelsat Jackson Holdings S.A., 6.625%, 12/15/22 (n)	85,000	89,675
Intelsat Jackson Holdings S.A., 6.625%, 12/15/22	110,000	116,050
Intelsat Jackson Holdings S.A., 5.5%, 8/01/23 (z)	40,000	39,550
Intelsat S.A., 8.125%, 6/01/23 (n)	200,000	217,250
Liberty Media Corp., 8.5%, 7/15/29	105,000	115,763
Liberty Media Corp., 8.25%, 2/01/30	35,000	37,888
Netflix, Inc., 5.375%, 2/01/21	75,000	78,375
News America, Inc., 8.5%, 2/23/25	233,000	305,134
Nexstar Broadcasting, Inc., 6.875%, 11/15/20	110,000	118,525
SIRIUS XM Radio, Inc., 4.25%, 5/15/20 (n)	35,000	34,213
SIRIUS XM Radio, Inc., 5.875%, 10/01/20 (n)	10,000	10,525
SIRIUS XM Radio, Inc., 5.25%, 8/15/22 (n)	50,000	51,750
Univision Communications, Inc., 6.875%, 5/15/19 (n)	125,000	134,375
Univision Communications, Inc., 7.875%, 11/01/20 (n)	170,000	188,275
Univision Communications, Inc., 8.5%, 5/15/21 (n)	75,000	83,344
WPP Finance, 8%, 9/15/14	400,000	415,436

		$2,875,496
Brokerage & Asset Managers - 1.3%
Affiliated Managers Group, Inc., 4.25%, 2/15/24	$295,000	$297,373
Blackstone Holdings Finance Co. LLC, 4.75%, 2/15/23 (n)	301,000	321,092
E*TRADE Financial Corp., 6.375%, 11/15/19	225,000	244,125
TD Ameritrade Holding Corp., 5.6%, 12/01/19	350,000	406,810

		$1,269,400
Building - 1.8%
Allegion U.S. Holding Co., Inc., 5.75%, 10/01/21 (n)	$80,000	$83,500
Boise Cascade Co., 6.375%, 11/01/20	65,000	69,388
Building Materials Holding Corp., 6.875%, 8/15/18 (n)	15,000	15,769
Building Materials Holding Corp., 7%, 2/15/20 (n)	200,000	214,500
Building Materials Holding Corp., 6.75%, 5/01/21 (n)	70,000	75,950
CEMEX Espana S.A., 9.25%, 5/12/20 (n)	165,000	180,510
CRH PLC, 8.125%, 7/15/18	210,000	259,081
Gibraltar Industries, Inc., 6.25%, 2/01/21	45,000	47,475
HD Supply, Inc., 8.125%, 4/15/19	70,000	78,750
HD Supply, Inc., 7.5%, 7/15/20	150,000	164,250
Headwaters, Inc., 7.25%, 1/15/19 (z)	35,000	36,663
Headwaters, Inc., 7.625%, 4/01/19	30,000	32,550
Nortek, Inc., 8.5%, 4/15/21	135,000	151,200
Owens Corning, Inc., 4.2%, 12/15/22	166,000	164,667
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10%, 6/01/20 (n)	89,000	99,235
USG Corp., 6.3%, 11/15/16	67,000	72,695
USG Corp., 7.875%, 3/30/20 (n)	45,000	50,513
USG Corp., 5.875%, 11/01/21 (n)	25,000	26,625

		$1,823,321
Business Services - 1.0%
Equinix, Inc., 4.875%, 4/01/20	$70,000	$71,138
Equinix, Inc., 5.375%, 4/01/23	55,000	55,825

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Business Services - continued
Fidelity National Information Services, Inc., 5%, 3/15/22		$90,000	$93,749
First Data Corp., 10.625%, 6/15/21 (n)		125,000	140,625
iGate Corp., 9%, 5/01/16		205,000	216,531
Iron Mountain, Inc., 8.375%, 8/15/21		72,000	76,860
Lender Processing Services, Inc., 5.75%, 4/15/23		40,000	42,650
NeuStar, Inc., 4.5%, 1/15/23		95,000	81,938
Tencent Holdings Ltd., 3.375%, 3/05/18 (n)		209,000	214,782

			$994,098
Cable TV - 2.4%
CCO Holdings LLC, 8.125%, 4/30/20		$210,000	$229,950
CCO Holdings LLC, 7.375%, 6/01/20		40,000	43,800
CCO Holdings LLC, 6.5%, 4/30/21		155,000	165,656
CCO Holdings LLC/CCO Capital Corp., 5.75%, 1/15/24		70,000	70,350
Cequel Communications Holdings, 6.375%, 9/15/20 (n)		95,000	100,463
Cox Communications, Inc., 3.25%, 12/15/22 (n)		413,000	388,486
DIRECTV Holdings LLC, 5.875%, 10/01/19		160,000	183,513
DISH DBS Corp., 7.875%, 9/01/19		40,000	47,000
DISH DBS Corp., 6.75%, 6/01/21		55,000	61,600
DISH DBS Corp., 5%, 3/15/23		100,000	99,250
NBCUniversal Enterprise, Inc., 1.974%, 4/15/19 (n)		247,000	244,412
Time Warner Cable, Inc., 8.25%, 4/01/19		110,000	138,507
Time Warner Cable, Inc., 4%, 9/01/21		170,000	176,578
UPC Holding B.V., 9.875%, 4/15/18 (n)		100,000	106,000
UPCB Finance III Ltd., 6.625%, 7/01/20 (n)		150,000	160,313
Ziggo Bond Co. B.V., 8%, 5/15/18 (z)	EUR	100,000	146,836

			$2,362,714
Chemicals - 1.8%
Celanese U.S. Holdings LLC, 5.875%, 6/15/21		$63,000	$67,883
Celanese U.S. Holdings LLC, 4.625%, 11/15/22		50,000	49,750
Dow Chemical Co., 8.55%, 5/15/19		540,000	698,442
Hexion U.S. Finance Corp., 6.625%, 4/15/20		60,000	62,025
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2/01/18		95,000	99,038
Huntsman International LLC, 8.625%, 3/15/21		165,000	186,450
INEOS Finance PLC, 8.375%, 2/15/19 (n)		200,000	221,500
NOVA Chemicals Corp., 5.25%, 8/01/23 (n)		65,000	69,225
Polypore International, Inc., 7.5%, 11/15/17		50,000	53,000
Sociedad Quimica y Minera de Chile S.A., 5.5%, 4/21/20 (n)		140,000	148,559
Tronox Finance LLC, 6.375%, 8/15/20		145,000	148,988

			$1,804,860
Computer Software - 0.6%
Infor (US), Inc., 11.5%, 7/15/18		$75,000	$87,188
Oracle Corp., 5.375%, 7/15/40		244,000	275,262
Syniverse Holdings, Inc., 9.125%, 1/15/19		140,000	153,300
VeriSign, Inc., 4.625%, 5/01/23		105,000	102,375

			$618,125
Computer Software - Systems - 0.4%
Audatex North America, Inc., 6%, 6/15/21 (n)		$90,000	$96,075
Audatex North America, Inc., 6.125%, 11/01/23 (n)		20,000	21,400
CDW LLC/CDW Finance Corp., 12.535%, 10/12/17		5,000	5,250
CDW LLC/CDW Finance Corp., 8.5%, 4/01/19		125,000	137,500
Seagate HDD Cayman, 3.75%, 11/15/18 (n)		165,000	170,363

			$430,588

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Conglomerates - 0.9%
Amsted Industries, Inc., 8.125%, 3/15/18 (n)	$145,000	$151,525
BC Mountain LLC, 7%, 2/01/21 (n)	120,000	119,400
Dynacast International LLC, 9.25%, 7/15/19	70,000	77,875
Renaissance Acquisition, 6.875%, 8/15/21 (n)	155,000	158,488
Rexel S.A., 6.125%, 12/15/19 (n)	200,000	211,000
Silver II Borrower, 7.75%, 12/15/20 (n)	150,000	160,500

		$878,788
Construction - 0.1%
Empresas ICA S.A.B. de C.V., 8.9%, 2/04/21	$75,000	$75,469

Consumer Products - 0.7%
Elizabeth Arden, Inc., 7.375%, 3/15/21	$95,000	$101,650
Jarden Corp., 7.5%, 1/15/20	100,000	107,500
Mattel, Inc., 5.45%, 11/01/41	219,000	228,978
Newell Rubbermaid, Inc., 4.7%, 8/15/20	94,000	101,064
Prestige Brands, Inc., 8.125%, 2/01/20	40,000	44,800
Prestige Brands, Inc., 5.375%, 12/15/21 (z)	65,000	65,975
Spectrum Brands, Inc., 6.375%, 11/15/20	90,000	98,100

		$748,067
Consumer Services - 0.8%
ADT Corp., 6.25%, 10/15/21 (n)	$85,000	$89,463
ADT Corp., 4.125%, 6/15/23	45,000	42,294
Experian Finance PLC, 2.375%, 6/15/17 (n)	297,000	297,734
Monitronics International, Inc., 9.125%, 4/01/20	120,000	128,700
QVC, Inc., 7.375%, 10/15/20 (n)	70,000	75,847
Service Corp. International, 7%, 6/15/17	195,000	219,131

		$853,169
Containers - 1.1%
Ardagh Packaging Finance PLC, 9.125%, 10/15/20 (n)	$200,000	$221,000
Ball Corp., 5%, 3/15/22	52,000	53,690
Ball Corp., 4%, 11/15/23	25,000	23,969
Berry Plastics Group, Inc., 9.5%, 5/15/18	30,000	31,875
Berry Plastics Group, Inc., 9.75%, 1/15/21	50,000	58,000
Beverage Packaging Holdings Group, 6%, 6/15/17 (z)	15,000	15,600
Crown American LLC, 4.5%, 1/15/23	180,000	176,850
Reynolds Group, 7.125%, 4/15/19	200,000	212,750
Reynolds Group, 5.75%, 10/15/20	55,000	57,475
Reynolds Group, 8.25%, 2/15/21	200,000	218,500

		$1,069,709
Defense Electronics - 0.5%
BAE Systems Holdings, Inc., 6.375%, 6/01/19 (n)	$300,000	$351,243
Ducommun, Inc., 9.75%, 7/15/18	100,000	112,250

		$463,493
Electrical Equipment - 0.5%
Arrow Electronics, Inc., 3%, 3/01/18	$105,000	$106,815
Avaya, Inc., 9.75%, 11/01/15	40,000	39,900
Avaya, Inc., 7%, 4/01/19 (n)	25,000	24,813
Ericsson, Inc., 4.125%, 5/15/22	298,000	306,442

		$477,970

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Electronics - 0.8%
Advanced Micro Devices, Inc., 6.75%, 3/01/19 (z)	$65,000	$65,325
Micron Technology, Inc., 5.875%, 2/15/22 (z)	40,000	41,800
Nokia Corp., 5.375%, 5/15/19	35,000	37,275
Nokia Corp., 6.625%, 5/15/39	30,000	30,975
NXP B.V., 5.75%, 3/15/23 (n)	200,000	210,500
Sensata Technologies B.V., 6.5%, 5/15/19 (n)	260,000	279,500
Tyco Electronics Group S.A., 3.5%, 2/03/22	126,000	122,929

		$788,304
Emerging Market Quasi-Sovereign - 2.8%
Comision Federal de Electricidad, 5.75%, 2/14/42 (n)	$202,000	$193,415
Gaz Capital S.A., 3.85%, 2/06/20 (n)	280,000	271,600
Gaz Capital S.A., 5.999%, 1/23/21 (n)	342,000	358,673
Gaz Capital S.A., 4.95%, 2/06/28 (n)	239,000	209,723
Korea Gas Corp., 2.25%, 7/25/17 (n)	370,000	376,115
Petroleos Mexicanos, 5.5%, 1/21/21	178,000	194,020
Petroleos Mexicanos, 4.875%, 1/24/22	110,000	114,950
Petroleos Mexicanos, 4.875%, 1/18/24 (z)	15,000	15,419
Petroleos Mexicanos, 6.5%, 6/02/41	127,000	136,952
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 9/30/16 (n)	137,005	146,253
Rosneft, 3.149%, 3/06/17 (n)	200,000	202,500
Rosneft, 4.199%, 3/06/22 (n)	285,000	260,063
Sinopec Capital (2013) Ltd., 3.125%, 4/24/23 (n)	200,000	180,978
Sinopec Capital (2013) Ltd., 4.25%, 4/24/43 (n)	200,000	172,268

		$2,832,929
Emerging Market Sovereign - 0.4%
Oriental Republic of Uruguay, 4.5%, 8/14/24	$27,000	$27,486
Republic of Hungary, 5.375%, 2/21/23	20,000	20,330
Republic of Philippines, 6.375%, 10/23/34	126,000	156,555
Republic of Romania, 4.375%, 8/22/23 (n)	14,000	13,860
Republic of Romania, 4.875%, 1/22/24 (n)	16,000	16,340
Republic of Slovakia, 4.375%, 5/21/22 (n)	200,000	214,500

		$449,071
Energy - Independent - 3.6%
Antero Resources Finance Corp., 6%, 12/01/20	$55,000	$58,713
Antero Resources Finance Corp., 5.375%, 11/01/21 (n)	75,000	76,688
Bill Barrett Corp., 7%, 10/15/22	90,000	94,275
BreitBurn Energy Partners LP, 8.625%, 10/15/20	45,000	48,713
BreitBurn Energy Partners LP, 7.875%, 4/15/22	55,000	59,950
Carrizo Oil & Gas, Inc., 7.5%, 9/15/20	60,000	66,000
Chaparral Energy, Inc., 7.625%, 11/15/22	230,000	249,550
Cimarex Energy Co., 5.875%, 5/01/22	35,000	37,800
Concho Resources, Inc., 6.5%, 1/15/22	145,000	158,594
Concho Resources, Inc., 5.5%, 4/01/23	85,000	88,825
Denbury Resources, Inc., 8.25%, 2/15/20	120,000	131,250
Denbury Resources, Inc., 4.625%, 7/15/23	60,000	56,550
Energy XXI Gulf Coast, Inc., 9.25%, 12/15/17	64,000	69,920
EP Energy LLC, 6.875%, 5/01/19	40,000	43,150
EP Energy LLC, 9.375%, 5/01/20	150,000	173,625
EP Energy LLC, 7.75%, 9/01/22	165,000	186,038
EPL Oil & Gas, Inc., 8.25%, 2/15/18	125,000	135,000
EQT Corp., 4.875%, 11/15/21	198,000	207,893
Halcon Resources Corp., 8.875%, 5/15/21	315,000	320,513

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Energy - Independent - continued
Harvest Operations Corp., 6.875%, 10/01/17	$140,000	$151,200
Hess Corp., 8.125%, 2/15/19	120,000	151,581
Hilcorp Energy I/Hilcorp Finance Co., 8%, 2/15/20 (n)	35,000	37,800
Laredo Petroleum, Inc., 9.5%, 2/15/19	65,000	71,988
Laredo Petroleum, Inc., 5.625%, 1/15/22 (z)	40,000	40,700
Laredo Petroleum, Inc., 7.375%, 5/01/22	30,000	33,300
LINN Energy LLC, 7.75%, 2/01/21	127,000	137,478
MEG Energy Corp., 6.5%, 3/15/21 (n)	55,000	58,025
Northern Blizzard Resources, Inc., 7.25%, 2/01/22 (z)	80,000	81,600
Oasis Petroleum, Inc., 6.875%, 3/15/22 (n)	80,000	86,800
QEP Resources, Inc., 6.875%, 3/01/21	41,000	45,100
Range Resources Corp., 5%, 8/15/22	140,000	144,200
SandRidge Energy, Inc., 8.125%, 10/15/22	160,000	172,000
SM Energy Co., 6.5%, 11/15/21	115,000	124,775

		$3,599,594
Energy - Integrated - 1.6%
BP Capital Markets PLC, 4.5%, 10/01/20	$106,000	$116,602
BP Capital Markets PLC, 4.742%, 3/11/21	240,000	267,560
LUKOIL International Finance B.V., 3.416%, 4/24/18 (n)	214,000	215,338
LUKOIL International Finance B.V., 4.563%, 4/24/23 (n)	290,000	270,788
Pacific Rubiales Energy Corp., 7.25%, 12/12/21 (n)	142,000	152,650
Petro-Canada, 6.05%, 5/15/18	500,000	580,812

		$1,603,750
Engineering - Construction - 0.1%
BakerCorp International, Inc., 8.25%, 6/01/19	$50,000	$51,750

Entertainment - 0.5%
Activision Blizzard, Inc., 6.125%, 9/15/23 (n)	$65,000	$70,525
Cedar Fair LP, 9.125%, 8/01/18	60,000	64,425
Cedar Fair LP, 5.25%, 3/15/21	115,000	116,869
Cinemark USA, Inc., 5.125%, 12/15/22	80,000	80,400
Cinemark USA, Inc., 4.875%, 6/01/23	70,000	67,900
Six Flags Entertainment Corp., 5.25%, 1/15/21 (n)	115,000	116,438

		$516,557
Financial Institutions - 4.5%
Aircastle Ltd., 4.625%, 12/15/18	$95,000	$98,325
Aviation Capital Group, 4.625%, 1/31/18 (n)	70,000	72,934
Aviation Capital Group, 6.75%, 4/06/21 (n)	90,000	98,578
CIT Group, Inc., 5.25%, 3/15/18	110,000	119,350
CIT Group, Inc., 6.625%, 4/01/18 (n)	232,000	261,580
CIT Group, Inc., 5.5%, 2/15/19 (n)	110,000	119,625
CIT Group, Inc., 3.875%, 2/19/19	610,000	618,464
CIT Group, Inc., 5%, 8/15/22	105,000	110,250
General Electric Capital Corp., 6%, 8/07/19	130,000	154,083
General Electric Capital Corp., 5.5%, 1/08/20	250,000	290,348
General Electric Capital Corp., 3.1%, 1/09/23	265,000	259,161
Icahn Enterprises LP, 6%, 8/01/20	50,000	53,250
Icahn Enterprises LP, 6%, 8/01/20 (z)	55,000	58,025
Icahn Enterprises LP, 5.875%, 2/01/22 (n)	95,000	96,900
International Lease Finance Corp., 7.125%, 9/01/18 (n)	152,000	176,700
LeasePlan Corp. N.V., 3%, 10/23/17 (n)	280,000	285,460
LeasePlan Corp. N.V., 2.5%, 5/16/18 (n)	200,000	198,484

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Financial Institutions - continued
Nationstar Mortgage LLC/Capital Corp., 10.875%, 4/01/15		$65,000	$65,325
Nationstar Mortgage LLC/Capital Corp., 6.5%, 8/01/18		70,000	70,525
Nationstar Mortgage LLC/Capital Corp., 9.625%, 5/01/19		15,000	16,613
Nationstar Mortgage LLC/Capital Corp., 7.875%, 10/01/20		160,000	162,000
Nationstar Mortgage LLC/Capital Corp., 6.5%, 7/01/21		20,000	18,950
NYSE Euronext, 2%, 10/05/17		224,000	228,950
PHH Corp., 7.375%, 9/01/19		185,000	201,650
PHH Corp., 6.375%, 8/15/21		45,000	45,450
SLM Corp., 8.45%, 6/15/18		200,000	236,750
SLM Corp., 4.875%, 6/17/19		27,000	27,878
SLM Corp., 8%, 3/25/20		260,000	300,300
SLM Corp., 7.25%, 1/25/22		85,000	93,500

			$4,539,408
Food & Beverages - 2.5%
B&G Foods, Inc., 4.625%, 6/01/21		$45,000	$44,831
BRF S.A., 3.95%, 5/22/23 (n)		307,000	266,323
Conagra Foods, Inc., 3.2%, 1/25/23		238,000	226,268
Constellation Brands, Inc., 3.75%, 5/01/21		10,000	9,725
Constellation Brands, Inc., 4.25%, 5/01/23		105,000	102,900
Darling Escrow Corp., 5.375%, 1/15/22 (n)		110,000	112,888
Kraft Foods Group, Inc., 6.125%, 8/23/18		130,000	152,551
Mead Johnson Nutrition Co., “A”, 4.9%, 11/01/19		85,000	93,938
Pernod Ricard S.A., 5.75%, 4/07/21 (n)		156,000	177,023
SABMiller Holdings, Inc., 3.75%, 1/15/22 (n)		414,000	424,482
Sun Merger Sub, Inc., 5.875%, 8/01/21 (n)		135,000	139,050
Tyson Foods, Inc., 4.5%, 6/15/22		202,000	209,717
Wm. Wrigley Jr. Co., 2.4%, 10/21/18 (n)		141,000	142,386
Wm. Wrigley Jr. Co., 3.375%, 10/21/20 (n)		424,000	432,161

			$2,534,243
Food & Drug Stores - 0.2%
CVS Caremark Corp., 3.25%, 5/18/15		$180,000	$185,805

Forest & Paper Products - 0.7%
Appvion, Inc., 9%, 6/01/20 (n)		$90,000	$92,700
Georgia-Pacific LLC, 3.734%, 7/15/23 (n)		333,000	331,268
Smurfit Kappa Group PLC, 7.75%, 11/15/19 (n)	EUR	100,000	148,595
Tembec Industries, Inc., 11.25%, 12/15/18		$75,000	82,313

			$654,876
Gaming & Lodging - 1.6%
Caesars Entertainment Operating Co., Inc., 8.5%, 2/15/20		$50,000	$48,000
CCM Merger, Inc., 9.125%, 5/01/19 (z)		105,000	111,563
Chester Downs & Marina LLC, 9.25%, 2/01/20 (n)		50,000	49,000
Greektown Holdings LLC, 8.875%, 3/15/19 (z)		55,000	56,650
Hilton Worldwide Finance Co., 5.625%, 10/15/21 (n)		70,000	74,025
Isle of Capri Casinos, Inc., 8.875%, 6/15/20		65,000	70,850
Isle of Capri Casinos, Inc., 5.875%, 3/15/21		20,000	20,650
MGM Resorts International, 11.375%, 3/01/18		60,000	77,850
MGM Resorts International, 6.625%, 12/15/21		100,000	109,750
Pinnacle Entertainment, Inc., 8.75%, 5/15/20		70,000	77,000
PNK Finance Corp., 6.375%, 8/01/21 (n)		60,000	62,700
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/21		55,000	55,138
Seven Seas Cruises S. DE R.L., 9.125%, 5/15/19		135,000	149,175

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Gaming & Lodging - continued
Wyndham Worldwide Corp., 5.625%, 3/01/21		$430,000	$473,609
Wynn Las Vegas LLC, 7.75%, 8/15/20		140,000	156,450

			$1,592,410
Health Maintenance Organizations - 0.0%
Wellcare Health Plans, Inc., 5.75%, 11/15/20		$40,000	$41,700

Industrial - 1.1%
Dematic S.A., 7.75%, 12/15/20 (n)		$165,000	$177,788
Howard Hughes Corp., 6.875%, 10/01/21 (n)		85,000	89,675
Johns Hopkins University, 5.25%, 7/01/19		235,000	268,373
Mueller Water Products, Inc., 8.75%, 9/01/20		63,000	70,718
Princeton University, 4.95%, 3/01/19		310,000	353,370
SPL Logistics Escrow LLC, 8.875%, 8/01/20 (n)		90,000	97,875

			$1,057,799
Insurance - 2.4%
American International Group, Inc., 5.85%, 1/16/18		$200,000	$229,923
American International Group, Inc., 3.375%, 8/15/20		250,000	256,907
ING U.S., Inc., 2.9%, 2/15/18		164,000	169,497
ING U.S., Inc., 5.7%, 7/15/43		197,000	219,518
MetLife, Inc., 1.756%, 12/15/17		82,000	83,146
Metropolitan Life Global Funding I, 5.125%, 6/10/14 (n)		180,000	182,326
Principal Financial Group, Inc., 8.875%, 5/15/19		250,000	322,347
Prudential Financial, Inc., 6.2%, 1/15/15		450,000	472,113
Unum Group, 7.125%, 9/30/16		445,000	508,518

			$2,444,295
Insurance - Property & Casualty - 2.7%
Aon Corp., 3.5%, 9/30/15		$350,000	$364,062
AXIS Capital Holdings Ltd., 5.75%, 12/01/14		400,000	414,634
CNA Financial Corp., 5.875%, 8/15/20		390,000	454,465
Liberty Mutual Group, Inc., 4.95%, 5/01/22 (n)		299,000	318,370
PartnerRe Ltd., 5.5%, 6/01/20		257,000	288,529
QBE Capital Funding III Ltd., FRN, 7.25%, 5/24/41 (n)		310,000	323,175
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 5/09/67 (n)		500,000	537,500

			$2,700,735
International Market Quasi-Sovereign - 1.6%
EDF Energies Nouvelles S.A., 6.5%, 1/26/19 (n)		$450,000	$536,688
Eksportfinans A.S.A., 5.5%, 5/25/16		295,000	311,594
Eksportfinans A.S.A., 5.5%, 6/26/17		80,000	85,000
Israel Electric Corp. Ltd., 6.7%, 2/10/17 (n)		236,000	257,240
Israel Electric Corp. Ltd., 5.625%, 6/21/18 (n)		354,000	375,948

			$1,566,470
International Market Sovereign - 8.8%
Commonwealth of Australia, 5.75%, 5/15/21	AUD	213,000	$214,683
Federal Republic of Germany, 4.25%, 7/04/18	EUR	233,000	373,794
Federal Republic of Germany, 6.25%, 1/04/30	EUR	151,000	320,475
Government of Canada, 4.5%, 6/01/15	CAD	203,000	191,305
Government of Canada, 4.25%, 6/01/18	CAD	164,000	165,252
Government of Canada, 3.25%, 6/01/21	CAD	92,000	90,391
Government of Canada, 5.75%, 6/01/33	CAD	37,000	47,889
Government of Japan, 1.1%, 6/20/20	JPY	58,000,000	599,531

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
International Market Sovereign - continued
Government of Japan, 2.1%, 9/20/24	JPY	19,100,000	$215,578
Government of Japan, 2.2%, 9/20/27	JPY	45,500,000	523,222
Government of Japan, 2.4%, 3/20/37	JPY	47,800,000	544,045
Government of Japan, 1.8%, 3/20/43	JPY	16,000,000	162,655
Kingdom of Belgium, 5.5%, 9/28/17	EUR	302,000	488,562
Kingdom of Belgium, 4.25%, 9/28/21	EUR	70,000	113,955
Kingdom of Denmark, 3%, 11/15/21	DKK	467,000	97,270
Kingdom of Spain, 5.4%, 1/31/23	EUR	74,000	118,346
Kingdom of Spain, 4.6%, 7/30/19	EUR	437,000	675,546
Kingdom of Sweden, 5%, 12/01/20	SEK	340,000	63,631
Kingdom of the Netherlands, 5.5%, 1/15/28	EUR	109,000	207,709
Republic of Austria, 4.65%, 1/15/18	EUR	188,000	299,355
Republic of Finland, 3.875%, 9/15/17	EUR	86,000	132,713
Republic of France, 6%, 10/25/25	EUR	88,000	166,648
Republic of France, 4.75%, 4/25/35	EUR	183,000	323,193
Republic of Iceland, 4.875%, 6/16/16 (n)		$166,000	174,923
Republic of Ireland, 4.5%, 4/18/20	EUR	86,000	134,446
Republic of Ireland, 5.4%, 3/13/25	EUR	52,000	85,424
Republic of Italy, 5.25%, 8/01/17	EUR	689,000	1,064,315
Republic of Italy, 3.75%, 3/01/21	EUR	458,000	670,930
Republic of Portugal, 4.45%, 6/15/18	EUR	65,000	93,711
Republic of Portugal, 4.8%, 6/15/20	EUR	33,000	47,576
United Kingdom Treasury, 8%, 6/07/21	GBP	68,000	157,192
United Kingdom Treasury, 4.25%, 3/07/36	GBP	135,000	255,138

			$8,819,403
Internet - 0.4%
Baidu, Inc., 3.25%, 8/06/18		$205,000	$209,478
Baidu, Inc., 3.5%, 11/28/22		200,000	190,409

			$399,887
Local Authorities - 0.7%
Louisiana Gas & Fuels Tax Rev. (Build America Bonds), FRN, 3%, 5/01/43		$310,000	$310,614
State of Illinois (Build America Bonds), 6.725%, 4/01/35		345,000	384,264

			$694,878
Machinery & Tools - 0.6%
CNH America LLC, 7.25%, 1/15/16		$50,000	$55,000
CNH Capital LLC, 3.625%, 4/15/18		75,000	76,125
H&E Equipment Services Co., 7%, 9/01/22		120,000	132,000
Jurassic Holdings III, Inc., 6.875%, 2/15/21 (z)		70,000	72,100
RSC Equipment Rental, Inc., 8.25%, 2/01/21		115,000	129,806
United Rentals North America, Inc., 7.625%, 4/15/22		80,000	90,900

			$555,931
Major Banks - 9.5%
ABN AMRO Bank N.V., 4.25%, 2/02/17 (n)		$400,000	$432,355
Bank of America Corp., 7.375%, 5/15/14		280,000	283,781
Bank of America Corp., 6.5%, 8/01/16		430,000	484,253
Bank of America Corp., 3.3%, 1/11/23		501,000	487,451
Bank of America Corp., 4.125%, 1/22/24		428,000	437,579
Bank of America Corp., FRN, 5.2%, 12/31/49		190,000	178,600
Barclays Bank PLC, 5.125%, 1/08/20		340,000	385,024
BNP Paribas, 2.7%, 8/20/18		400,000	409,790
Commonwealth Bank of Australia, 5%, 10/15/19 (n)		320,000	360,256

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Major Banks - continued
Credit Suisse Group AG, 6.5%, 8/08/23 (n)	$360,000	$395,427
DBS Bank Ltd., 2.35%, 2/28/17 (n)	200,000	205,802
Goldman Sachs Group, Inc., 5.125%, 1/15/15	200,000	207,782
Goldman Sachs Group, Inc., 5.75%, 1/24/22	409,000	467,077
Goldman Sachs Group, Inc., FRN, 1.335%, 11/15/18	180,000	181,397
HSBC USA, Inc., 4.875%, 8/24/20	360,000	394,285
ING Bank N.V., 3.75%, 3/07/17 (n)	407,000	434,734
ING Bank N.V., 5.8%, 9/25/23 (n)	422,000	451,353
JPMorgan Chase & Co., 2%, 8/15/17	150,000	152,428
JPMorgan Chase & Co., 4.625%, 5/10/21	360,000	395,083
JPMorgan Chase & Co., 6% to 2023, FRN to 12/29/49	180,000	179,100
Merrill Lynch & Co., Inc., 6.4%, 8/28/17	40,000	46,275
Morgan Stanley, 6%, 5/13/14	160,000	161,704
Morgan Stanley, 7.3%, 5/13/19	110,000	134,869
Morgan Stanley, 5.625%, 9/23/19	180,000	206,749
Morgan Stanley, FRN, 1.484%, 2/25/16	270,000	273,994
Royal Bank of Scotland Group PLC, 7.648% to 2031, FRN to 8/29/49	150,000	159,750
Royal Bank of Scotland PLC, 2.55%, 9/18/15	94,000	96,179
Royal Bank of Scotland PLC, 6%, 12/19/23	509,000	524,292
Santander U.S. Debt S.A.U., 3.724%, 1/20/15 (n)	100,000	101,892
Standard Chartered PLC, 3.85%, 4/27/15 (n)	290,000	300,237
Wells Fargo & Co., 7.98% to 2018, FRN to 3/29/49	141,000	160,740
Westpac Banking Corp., 2%, 8/14/17	450,000	460,020

		$9,550,258
Medical & Health Technology & Services - 2.6%
AmSurg Corp., 5.625%, 11/30/20	$55,000	$57,888
Cardinal Health, Inc., 5.8%, 10/15/16	279,000	312,770
CHS/Community Health Systems, Inc., 5.125%, 8/01/21 (z)	20,000	20,700
CHS/Community Health Systems, Inc., 6.875%, 2/01/22 (z)	130,000	138,288
Davita, Inc., 6.375%, 11/01/18	160,000	168,200
Davita, Inc., 6.625%, 11/01/20	140,000	150,325
Fresenius Medical Care Capital Trust III, 5.625%, 7/31/19 (n)	75,000	80,813
Fresenius Medical Care Capital Trust III, 5.875%, 1/31/22 (n)	85,000	90,950
HCA, Inc., 7.25%, 9/15/20	55,000	59,813
HCA, Inc., 7.5%, 2/15/22	170,000	197,200
HCA, Inc., 5.875%, 3/15/22	90,000	98,325
HealthSouth Corp., 8.125%, 2/15/20	170,000	185,300
IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 5/15/19	100,000	107,000
Kinetic Concepts, Inc., 12.5%, 11/01/19	70,000	80,500
Lifepoint Hospitals, Inc., 5.5%, 12/01/21 (n)	115,000	120,319
McKesson Corp., 3.25%, 3/01/16	340,000	355,334
Tenet Healthcare Corp., 8%, 8/01/20	125,000	137,188
Tenet Healthcare Corp., 4.5%, 4/01/21	100,000	99,750
Universal Health Services, Inc., 7%, 10/01/18	70,000	74,200
Universal Health Services, Inc., 7.625%, 8/15/20	105,000	112,875

		$2,647,738
Medical Equipment - 0.3%
Biomet, Inc., 6.5%, 8/01/20	$100,000	$107,875
Physio-Control International, Inc., 9.875%, 1/15/19 (n)	52,000	58,240
Teleflex, Inc., 6.875%, 6/01/19	85,000	90,313

		$256,428

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Metals & Mining - 2.8%
ArcelorMittal S.A., 6.75%, 2/25/22	$30,000	$33,300
ArcelorMittal S.A., 7.25%, 3/01/41	75,000	76,313
Arch Coal, Inc., 8%, 1/15/19 (z)	55,000	55,550
Arch Coal, Inc., 7.25%, 10/01/20	75,000	61,500
Barrick Gold Corp., 4.1%, 5/01/23	416,000	398,176
Barrick International (Barbados) Corp., 5.75%, 10/15/16 (n)	109,000	120,801
Century Aluminum Co., 7.5%, 6/01/21 (n)	105,000	103,950
Commercial Metals Co., 4.875%, 5/15/23	60,000	57,750
Consol Energy, Inc., 8.25%, 4/01/20	150,000	163,125
First Quantum Minerals Ltd., 7.25%, 10/15/19 (n)	200,000	210,000
Fortescue Metals Group Ltd., 8.25%, 11/01/19 (n)	95,000	104,738
Freeport-McMoRan Copper & Gold, Inc., 2.375%, 3/15/18	150,000	151,170
Freeport-McMoRan Copper & Gold, Inc., 3.1%, 3/15/20	250,000	246,994
Glencore Funding LLC, FRN, 1.393%, 5/27/16 (n)	470,000	468,691
Kinross Gold Corp., 5.95%, 3/15/24 (n)	295,000	295,835
Peabody Energy Corp., 6%, 11/15/18	40,000	43,300
Peabody Energy Corp., 6.25%, 11/15/21	40,000	41,300
TMS International Corp., 7.625%, 10/15/21 (n)	80,000	86,400
Walter Energy, Inc., 9.5%, 10/15/19 (n)	35,000	35,088
Walter Energy, Inc., 8.5%, 4/15/21	100,000	72,750

		$2,826,731
Miscellaneous Revenue - Other - 0.4%
Florida Hurricane Catastrophe Fund Finance Corp. Rev, “A”, 2.107%, 7/01/18	$390,000	$392,473

Mortgage-Backed - 0.8%
Fannie Mae, 6.5%, 11/01/36 (f)	$161,111	$180,396
Fannie Mae, 6%, 2/01/37 (f)	103,166	114,700
Freddie Mac, 4.224%, 3/25/20	275,759	304,395
Ginnie Mae, 9%, 5/15/16 - 12/15/16	13,684	14,485
Ginnie Mae, 6.357%, 4/20/58	204,387	215,354

		$829,330
Municipals - 0.0%
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 6/01/23	$45,000	$43,510

Natural Gas - Distribution - 0.6%
AmeriGas Finance LLC, 6.75%, 5/20/20	$130,000	$141,700
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 5/01/21	55,000	57,475
Ferrellgas LP/Ferrellgas Finance Corp., 6.75%, 1/15/22 (n)	45,000	47,025
GDF Suez, 1.625%, 10/10/17 (n)	380,000	381,729

		$627,929
Natural Gas - Pipeline - 3.4%
Access Midstream Partners Co., 5.875%, 4/15/21	$30,000	$32,025
Access Midstream Partners Co., 4.875%, 5/15/23	150,000	153,000
Atlas Pipeline Partners LP/Atlas Pipeline, 4.75%, 11/15/21	25,000	23,875
Atlas Pipeline Partners LP/Atlas Pipeline, 5.875%, 8/01/23	40,000	39,300
Colorado Interstate Gas Co., 6.8%, 11/15/15	32,000	35,164
Crestwood Midstream Partners LP, 6%, 12/15/20	80,000	84,200
Crestwood Midstream Partners LP, 6.125%, 3/01/22 (n)	20,000	20,900
Crosstex Energy, Inc., 7.125%, 6/01/22	8,000	9,200
DCP Midstream LLC, 3.875%, 3/15/23	254,000	246,174
El Paso Corp., 7.75%, 1/15/32	250,000	266,626
Energy Transfer Equity LP, 7.5%, 10/15/20	125,000	142,813

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Natural Gas - Pipeline - continued
Energy Transfer Partners LP, 6.5%, 2/01/42	$348,000	$389,668
Enterprise Products Partners LP, 6.3%, 9/15/17	400,000	464,894
Kinder Morgan Energy Partners LP, 6.375%, 3/01/41	360,000	400,945
MarkWest Energy Partners LP, 5.5%, 2/15/23	25,000	25,875
MarkWest Energy Partners LP, 4.5%, 7/15/23	126,000	122,063
ONEOK Partners LP, 3.2%, 9/15/18	160,000	166,566
Sabine Pass Liquefaction, 5.625%, 4/15/23 (n)	200,000	196,500
Summit Midstream Holdings LLC, 7.5%, 7/01/21 (n)	40,000	42,400
Williams Cos., Inc., 3.7%, 1/15/23	116,000	104,995
Williams Partners LP, 4.3%, 3/04/24	430,000	430,690

		$3,397,873
Network & Telecom - 1.8%
Centurylink, Inc., 6.45%, 6/15/21	$55,000	$58,988
Centurylink, Inc., 7.65%, 3/15/42	267,000	250,980
Citizens Communications Co., 9%, 8/15/31	110,000	114,950
France Telecom, 4.375%, 7/08/14	240,000	243,587
Frontier Communications Corp., 8.125%, 10/01/18	50,000	58,000
Qwest Corp., 7.5%, 10/01/14	1,000	1,036
TW Telecom Holdings, Inc., 5.375%, 10/01/22	35,000	35,700
TW Telecom Holdings, Inc., 5.375%, 10/01/22	30,000	30,600
Verizon Communications, Inc., 8.75%, 11/01/18	286,000	367,401
Verizon Communications, Inc., 5.15%, 9/15/23	450,000	492,898
Windstream Corp., 7.75%, 10/15/20	85,000	91,375
Windstream Corp., 7.75%, 10/01/21	25,000	27,000

		$1,772,515
Oil Services - 1.2%
Bristow Group, Inc., 6.25%, 10/15/22	$105,000	$111,563
Dresser-Rand Group, Inc., 6.5%, 5/01/21	40,000	42,800
Edgen Murray Corp., 8.75%, 11/01/20 (n)	52,000	60,060
Pacific Drilling S.A., 5.375%, 6/01/20 (n)	105,000	106,313
Shale-Inland Holdings LLC/Finance Co., 8.75%, 11/15/19 (n)	120,000	124,200
Transocean, Inc., 2.5%, 10/15/17	139,000	141,040
Transocean, Inc., 6%, 3/15/18	400,000	450,516
Unit Corp., 6.625%, 5/15/21	125,000	133,125

		$1,169,617
Other Banks & Diversified Financials - 6.9%
Abbey National Treasury Services PLC, 3.05%, 8/23/18	$135,000	$140,606
Banco GNB Sudameris S.A., 3.875%, 5/02/18 (n)	28,000	26,740
Bancolombia S.A., 5.95%, 6/03/21	102,000	108,120
Bancolombia S.A., 5.125%, 9/11/22	10,000	9,650
BB&T Corp., 2.05%, 4/28/14	300,000	300,335
BBVA Banco Continental S.A., 5%, 8/26/22 (n)	10,000	10,125
BBVA Senior Finance S.A. Unipersonal, FRN, 2.36%, 5/16/14	300,000	301,034
Capital One Financial Corp., FRN, 1.388%, 7/15/14	370,000	371,140
Citigroup, Inc., 6.375%, 8/12/14	230,000	235,929
Citigroup, Inc., 6.01%, 1/15/15	200,000	209,144
Citigroup, Inc., 8.5%, 5/22/19	373,000	480,441
Danske Bank A.S., 3.75%, 4/01/15 (n)	510,000	526,228
Groupe BPCE S.A., 5.7%, 10/22/23 (n)	339,000	357,137
Groupe BPCE S.A., 12.5% to 2019, FRN to 8/29/49 (n)	243,000	304,358
Intesa Sanpaolo S.p.A., 2.375%, 1/13/17	200,000	200,488
Intesa Sanpaolo S.p.A., 3.875%, 1/16/18	248,000	256,298

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Other Banks & Diversified Financials - continued
LBG Capital No. 1 PLC, 7.875%, 11/01/20 (n)	$100,000	$106,000
Lloyds TSB Bank PLC, 5.8%, 1/13/20 (n)	205,000	238,395
Macquarie Bank Ltd., 5%, 2/22/17 (n)	167,000	181,863
Macquarie Group Ltd., 6%, 1/14/20 (n)	230,000	256,958
Rabobank Nederland N.V., 3.375%, 1/19/17	242,000	258,122
Rabobank Nederland N.V., 3.95%, 11/09/22	384,000	380,640
Santander Holdings USA, Inc., 4.625%, 4/19/16	50,000	53,595
Santander Holdings USA, Inc., 3.45%, 8/27/18	150,000	156,443
SunTrust Banks, Inc., 3.5%, 1/20/17	288,000	305,352
Swedbank AB, 2.125%, 9/29/17 (n)	269,000	273,165
U.S. Bancorp, 2.95%, 7/15/22	192,000	184,802
Union Bank, 3%, 6/06/16	690,000	723,892

		$6,957,000
Personal Computers & Peripherals - 0.2%
Equifax, Inc., 3.3%, 12/15/22	$208,000	$199,989

Pharmaceuticals - 1.4%
Capsugel S.A., 7%, 5/15/19 (n)(p)	$30,000	$31,125
Celgene Corp., 2.45%, 10/15/15	130,000	133,521
Celgene Corp., 3.95%, 10/15/20	300,000	318,047
Endo Finance Co., 5.75%, 1/15/22 (z)	45,000	46,463
Endo Health Solutions, Inc., 7.25%, 1/15/22	75,000	82,031
Hospira, Inc., 6.05%, 3/30/17	130,000	144,056
Pfizer, Inc., 6.2%, 3/15/19	275,000	329,377
Salix Pharmaceuticals Ltd., 6%, 1/15/21 (z)	50,000	53,500
Valeant Pharmaceuticals International, Inc., 7%, 10/01/20 (n)	170,000	185,513
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/22 (n)	55,000	61,188
Vantage Point Imaging, 7.5%, 7/15/21 (n)	50,000	57,000

		$1,441,821
Pollution Control - 0.4%
Republic Services, Inc., 5.25%, 11/15/21	$320,000	$359,536

Precious Metals & Minerals - 0.2%
Eldorado Gold Corp., 6.125%, 12/15/20 (n)	$90,000	$88,425
IAMGOLD Corp., 6.75%, 10/01/20 (n)	118,000	103,840

		$192,265
Printing & Publishing - 0.6%
American Media, Inc., 13.5%, 6/15/18 (z)	$9,917	$10,661
Gannett Co., Inc., 6.375%, 10/15/23 (n)	95,000	100,225
Gannett Co., Inc., 5.125%, 7/15/20 (n)	45,000	46,350
Lamar Media Corp., 5%, 5/01/23	90,000	89,775
Pearson Funding Five PLC, 3.25%, 5/08/23 (n)	200,000	185,937
Pearson Funding Four PLC, 3.75%, 5/08/22 (n)	201,000	197,516

		$630,464
Railroad & Shipping - 0.6%
Canadian Pacific Railway Co., 7.25%, 5/15/19	$250,000	$304,886
CSX Corp., 4.1%, 3/15/44	285,000	258,204
Watco Cos. LLC, 6.375%, 4/01/23 (n)	15,000	15,150

		$578,240

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Real Estate - 3.6%
AvalonBay Communities, Inc., REIT, 3.625%, 10/01/20	$390,000	$403,681
Aviv Healthcare Properties LP/Aviv Healthcare, 6%, 10/15/21	80,000	83,400
Boston Properties LP, REIT, 3.7%, 11/15/18	193,000	206,676
CNL Lifestyle Properties, Inc., REIT, 7.25%, 4/15/19	80,000	84,000
DDR Corp., REIT, 3.375%, 5/15/23	416,000	392,765
DuPont Fabros Technology LP, REIT, 5.875%, 9/15/21	270,000	284,850
ERP Operating, REIT, 5.125%, 3/15/16	450,000	488,256
ERP Properties, REIT, 7.75%, 7/15/20	85,000	100,687
Felcor Lodging LP, REIT, 5.625%, 3/01/23	55,000	55,275
HCP, Inc., REIT, 5.375%, 2/01/21	283,000	317,116
Health Care REIT, Inc., 2.25%, 3/15/18	119,000	119,954
Kimco Realty Corp., REIT, 6.875%, 10/01/19	82,000	98,556
MPT Operating Partnership LP, REIT, 6.875%, 5/01/21	80,000	86,600
MPT Operating Partnership LP, REIT, 6.375%, 2/15/22	60,000	63,000
Simon Property Group, Inc., REIT, 6.1%, 5/01/16	500,000	549,662
WEA Finance LLC, 6.75%, 9/02/19 (n)	250,000	301,474

		$3,635,952
Retailers - 2.0%
Academy Ltd., 9.25%, 8/01/19 (n)	$50,000	$54,750
Best Buy Co., Inc., 5.5%, 3/15/21	60,000	59,700
Burlington Coat Factory Warehouse Corp., 10%, 2/15/19	95,000	105,688
Dollar General Corp., 4.125%, 7/15/17	247,000	265,931
Gap, Inc., 5.95%, 4/12/21	379,000	426,028
Jo-Ann Stores Holdings, Inc., 9.75%, 10/15/19 (n)(p)	85,000	89,038
Kohl’s Corp., 3.25%, 2/01/23	319,000	300,984
Limited Brands, Inc., 7%, 5/01/20	65,000	74,263
Limited Brands, Inc., 6.95%, 3/01/33	40,000	40,900
Macy’s, Inc., 7.875%, 7/15/15	330,000	360,610
Rite Aid Corp., 9.25%, 3/15/20	130,000	149,500
Sally Beauty Holdings, Inc., 6.875%, 11/15/19	55,000	60,363

		$1,987,755
Specialty Chemicals - 0.1%
Chemtura Corp., 5.75%, 7/15/21	$140,000	$145,600

Specialty Stores - 0.1%
Michaels Stores, Inc., 7.75%, 11/01/18	$115,000	$123,338
Michaels Stores, Inc., 5.875%, 12/15/20 (z)	20,000	20,250

		$143,588
Supermarkets - 0.4%
Kroger Co., 3.85%, 8/01/23	$418,000	$420,246

Supranational - 0.4%
Corporacion Andina de Fomento, 4.375%, 6/15/22	$420,000	$428,309

Telecommunications - Wireless - 2.7%
American Tower Corp., REIT, 4.625%, 4/01/15	$180,000	$187,226
American Tower Corp., REIT, 4.7%, 3/15/22	328,000	342,710
Crown Castle International Corp., 7.125%, 11/01/19	250,000	266,875
Crown Castle International Corp., 5.25%, 1/15/23	50,000	51,250
Crown Castle Towers LLC, 6.113%, 1/15/20 (n)	363,000	417,451
Rogers Communications, Inc., 6.8%, 8/15/18	200,000	239,952
Sprint Capital Corp., 6.875%, 11/15/28	100,000	99,250

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Telecommunications - Wireless - continued
Sprint Corp., 7.875%, 9/15/23 (n)	$150,000	$166,125
Sprint Corp., 7.125%, 6/15/24 (z)	45,000	47,250
Sprint Nextel Corp., 9%, 11/15/18 (n)	55,000	67,375
Sprint Nextel Corp., 6%, 11/15/22	110,000	112,750
T-Mobile USA, Inc., 6.125%, 1/15/22	15,000	15,844
T-Mobile USA, Inc., 6.5%, 1/15/24	45,000	47,700
T-Mobile USA, Inc., 6.464%, 4/28/19	50,000	53,375
T-Mobile USA, Inc., 6.25%, 4/01/21	185,000	197,256
T-Mobile USA, Inc., 6.633%, 4/28/21	20,000	21,650
Wind Acquisition Finance S.A., 12.25%, 7/15/17 (n)(p)	155,000	161,200
Wind Acquisition Finance S.A., 7.25%, 2/15/18 (n)	200,000	210,500

		$2,705,739
Telephone Services - 0.2%
B Communications Ltd., 7.375%, 2/15/21 (z)	$6,000	$6,285
Cogent Communications Group, Inc., 8.375%, 2/15/18 (n)	40,000	43,500
Level 3 Financing, Inc., 9.375%, 4/01/19	65,000	72,313
Level 3 Financing, Inc., 8.625%, 7/15/20	40,000	44,950

		$167,048
Tobacco - 1.4%
Altria Group, Inc., 9.25%, 8/06/19	$91,000	$121,122
Altria Group, Inc., 4%, 1/31/24	159,000	158,969
Lorillard Tobacco Co., 8.125%, 6/23/19	194,000	241,922
Lorillard Tobacco Co., 6.875%, 5/01/20	170,000	200,056
Reynolds American, Inc., 6.75%, 6/15/17	300,000	347,302
Reynolds American, Inc., 4.75%, 11/01/42	403,000	378,591

		$1,447,962
Transportation - Services - 1.2%
Avis Budget Car Rental LLC, 8.25%, 1/15/19	$65,000	$69,956
Avis Budget Car Rental LLC, 9.75%, 3/15/20	35,000	40,600
CEVA Group PLC, 8.375%, 12/01/17 (n)	140,000	146,300
ERAC USA Finance Co., 6.375%, 10/15/17 (n)	340,000	393,549
Navios Maritime Acquisition Corp., 8.125%, 11/15/21 (n)	85,000	88,825
Navios Maritime Holding, Inc., 7.375%, 1/15/22 (n)	100,000	103,750
Navios South American Logistics, Inc., 9.25%, 4/15/19	88,000	94,380
Swift Services Holdings, Inc., 10%, 11/15/18	180,000	198,225
Ultrapetrol (Bahamas) Ltd., 8.875%, 6/15/21	53,000	57,638

		$1,193,223
U.S. Government Agencies and Equivalents - 0.0%
National Credit Union Administration Guaranteed Note, 2.9%, 10/29/20	$20,000	$20,871

Utilities - Electric Power - 3.9%
AES Corp., 7.375%, 7/01/21	$100,000	$113,750
Calpine Corp., 7.875%, 7/31/20 (n)	180,000	201,150
Calpine Corp., 6%, 1/15/22 (n)	15,000	15,900
CMS Energy Corp., 4.25%, 9/30/15	250,000	263,402
CMS Energy Corp., 5.05%, 3/15/22	196,000	218,696
Covanta Holding Corp., 7.25%, 12/01/20	125,000	136,250
Enel Finance International S.A., 6.25%, 9/15/17 (n)	260,000	294,632
Energy Future Holdings Corp., 10%, 12/01/20	198,000	205,920
Energy Future Holdings Corp., 10.25%, 12/01/20 (n)	85,000	88,400
Exelon Generation Co. LLC, 5.2%, 10/01/19	150,000	164,862

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Utilities - Electric Power - continued
Exelon Generation Co. LLC, 4.25%, 6/15/22	$96,000	$96,260
Iberdrola Finance Ireland Ltd., 3.8%, 9/11/14 (n)	440,000	446,674
NRG Energy, Inc., 8.25%, 9/01/20	235,000	260,850
NRG Energy, Inc., 6.25%, 7/15/22 (n)	45,000	46,800
NRG Energy, Inc., 6.625%, 3/15/23	85,000	89,675
Oncor Electric Delivery Co., 4.1%, 6/01/22	302,000	316,401
PPL WEM Holdings PLC, 3.9%, 5/01/16 (n)	430,000	452,691
Progress Energy, Inc., 3.15%, 4/01/22	452,000	444,385
Texas Competitive Electric Holdings Co. LLC, 11.5%, 10/01/20 (n)	45,000	33,131

		$3,889,829
Total Bonds		$110,699,508

Floating Rate Loans (g)(r) - 0.7%
Aerospace - 0.1%
TransDigm, Inc., Term Loan C, 3.75%, 2/28/20	$50,811	$51,002

Conglomerates - 0.1%
Silver II U.S. Holdings LLC, Term Loan, 4%, 12/13/19	$49,929	$50,033

Consumer Services - 0.0%
Realogy Corp., Extended Term Loan B, 4.5%, 3/05/20	$33,214	$33,297

Energy - Independent - 0.0%
MEG Energy Corp., Refi Term Loan B, 3.75%, 3/31/20	$49,075	$49,198

Entertainment - 0.0%
Cedar Fair LP, New Term Loan B, 3.25%, 3/06/20	$42,670	$42,715

Food & Beverages - 0.0%
H.J. Heinz Co., Term Loan B2, 3.5%, 6/07/20	$28,665	$28,862

Gaming & Lodging - 0.0%
Hilton Worldwide Finance LLC, Term Loan B2, 3.75%, 10/25/20	$41,833	$41,964

Medical & Health Technology & Services - 0.0%
Community Health Systems, Inc., Term Loan D, 4.25%, 1/16/21	$19,153	$19,312

Metals & Mining - 0.1%
FMG Resources Ltd., New Term Loan B, 4.25%, 6/30/19	$54,164	$54,672

Retailers - 0.1%
Rite Aid Corp., New 2nd Lien Term Loan, 4.87%, 6/21/21	$32,164	$32,687
Toys “R” Us Property Co. I LLC, New Term Loan B, 6%, 8/21/19	67,435	63,432

		$96,119
Transportation - Services - 0.2%
Commercial Barge Line Co., 1st Lien Term Loan, 7.5%, 9/22/19	$161,321	$160,918

Utilities - Electric Power - 0.1%
Calpine Construction Finance Co. LP, Original Term Loan B1, 3%, 5/03/20	$104,299	$102,930
Total Floating Rate Loans		$731,022

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Preferred Stocks - 0.1%
Other Banks & Diversified Financials - 0.1%
Ally Financial, Inc., 7% (z)	50	$49,292
GMAC Capital Trust I, 8.125%	3,075	83,486
Total Preferred Stocks		$132,778

Convertible Bonds - 0.1%
Network & Telecom - 0.1%
Nortel Networks Corp., 2.125%, 4/15/14 (a)(d)	$75,000	$75,469

Common Stocks - 0.0%
Automotive - 0.0%
Accuride Corp. (a)	2,303	$10,156

Printing & Publishing - 0.0%
American Media Operations, Inc. (a)	2,541	$12,425
Total Common Stocks		$22,581

Money Market Funds - 3.0%
MFS Institutional Money Market Portfolio, 0.08%, at Net Asset Value (v)	2,948,847	$2,948,847
Total Investments		$114,610,205

Other Assets, Less Liabilities - (14.2)%		(14,240,949)
Net Assets - 100.0%		$100,369,256

(a)	Non-income producing security.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $32,267,024, representing 32.1% of net assets.
(p)	Payment-in-kind security.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Advanced Micro Devices, Inc., 6.75%, 3/01/19	2/20/14-2/21/14	$65,062	$65,325
Ally Financial, Inc., 7% (Preferred Stock)	4/13/11-4/14/11	46,875	49,292
American Media, Inc., 13.5%, 6/15/18	12/22/10	10,026	10,661
Arch Coal, Inc., 8%, 1/15/19	12/12/13-2/06/14	55,038	55,550
B Communications Ltd., 7.375%, 2/15/21	2/10/14	6,000	6,285
Beverage Packaging Holdings Group, 6%, 6/15/17	12/04/13	15,000	15,600
CCM Merger, Inc., 9.125%, 5/01/19	12/09/13-1/14/14	111,863	111,563
CHS/Community Health Systems, Inc., 5.125%, 8/01/21	1/15/14	20,000	20,700
CHS/Community Health Systems, Inc., 6.875%, 2/01/22	1/15/14-2/10/14	133,470	138,288
Endo Finance Co., 5.75%, 1/15/22	12/11/13	45,000	46,463
Greektown Holdings LLC, 8.875%, 3/15/19	2/26/14-2/27/14	55,825	56,650

Portfolio of Investments (unaudited) – continued

Restricted Securities – continued	Acquisition Date	Cost	Value
Headwaters, Inc., 7.25%, 1/15/19	12/05/13-1/13/14	$36,137	$36,663
Icahn Enterprises LP, 6%, 8/01/20	1/08/14	56,085	58,025
Intelsat Jackson Holdings S.A., 5.5%, 8/01/23	2/12/14	39,002	39,550
Jurassic Holdings III, Inc., 6.875%, 2/15/21	1/24/14-1/27/14	70,223	72,100
Laredo Petroleum, Inc., 5.625%, 1/15/22	1/13/14-2/28/14	40,750	40,700
Michaels Stores, Inc., 5.875%, 12/15/20	12/16/13	20,000	20,250
Micron Technology, Inc., 5.875%, 2/15/22	2/05/14-2/06/14	40,311	41,800
Northern Blizzard Resources, Inc., 7.25%, 2/01/22	1/24/14-1/27/14	80,105	81,600
Petroleos Mexicanos, 4.875%, 1/18/24	1/15/14	14,919	15,419
Prestige Brands, Inc., 5.375%, 12/15/21	12/03/13-2/07/14	65,024	65,975
Salix Pharmaceuticals Ltd., 6%, 1/15/21	12/12/13-12/13/13	50,734	53,500
Sprint Corp., 7.125%, 6/15/24	12/09/13-2/11/14	45,530	47,250
Ziggo Bond Co. B.V., 8%, 5/15/18	7/21/11	145,370	146,836
Total Restricted Securities			$1,296,045
% of Net assets			1.3%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
SEK	Swedish Krona

Derivative Contracts at 2/28/14

Forward Foreign Currency Exchange Contracts at 2/28/14

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	AUD	Westpac Banking Corp.	242,341	4/11/14	$216,272	$215,701	$571
SELL	CAD	Merrill Lynch International Bank	557,161	4/11/14	511,438	502,708	8,730
BUY	GBP	Goldman Sachs International	38,520	4/11/14	63,378	64,485	1,107
BUY	JPY	Deutsche Bank AG	84,704,875	4/11/14	822,357	832,478	10,121
BUY	JPY	Goldman Sachs International	42,106,875	4/11/14	406,296	413,825	7,529

							$28,058

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 2/28/14 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
SELL	DKK	UBS AG	518,529	4/11/14	$94,864	$95,939	$(1,075)
SELL	EUR	Credit Suisse Group	456,570	4/11/14	623,419	630,191	(6,772)
SELL	EUR	Deutsche Bank AG	112,000	4/11/14	153,143	154,591	(1,448)
SELL	EUR	Goldman Sachs International	102,770	4/11/14	139,488	141,851	(2,363)
SELL	GBP	Credit Suisse Group	301,191	4/11/14	494,396	504,216	(9,820)
SELL	JPY	Credit Suisse Group	30,249,905	4/11/14	288,628	297,295	(8,667)
SELL	SEK	Goldman Sachs International	414,643	4/11/14	64,313	64,630	(317)

							$(30,462)

Futures Contracts at 2/28/14

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	4	$532,250	June - 2014	$(2,921)
U.S. Treasury Note 10 yr (Short)	USD	116	14,445,625	June - 2014	(15,070)

Total					$(17,991)

At February 28, 2014, the fund had liquid securities with an aggregate value of $207,121 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

2/28/14 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts.

Supplemental Information (unaudited) – continued

The following is a summary of the levels used as of February 28, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$93,642	$49,292	$12,425	$155,359
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	20,871	—	20,871
Non-U.S. Sovereign Debt	—	14,096,182	—	14,096,182
Municipal Bonds	—	435,983	—	435,983
U.S. Corporate Bonds	—	69,467,970	—	69,467,970
Residential Mortgage-Backed Securities	—	1,064,844	—	1,064,844
Commercial Mortgage-Backed Securities	—	1,141,695	—	1,141,695
Asset-Backed Securities (including CDOs)	—	578,911	—	578,911
Foreign Bonds	—	23,968,521	—	23,968,521
Floating Rate Loans	—	731,022	—	731,022
Mutual Funds	2,948,847	—	—	2,948,847
Total Investments	$3,042,489	$111,555,291	$12,425	$114,610,205

Other Financial Instruments
Futures Contracts	$(17,991)	$—	$—	$(17,991)
Forward Foreign Currency Exchange Contracts	—	(2,404)	—	(2,404)

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 11/30/13	$12,425
Change in unrealized appreciation (depreciation)	0
Balance as of 2/28/14	$12,425

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at February 28, 2014 is $0.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$110,196,526
Gross unrealized appreciation	5,516,791
Gross unrealized depreciation	(1,103,112)
Net unrealized appreciation (depreciation)	$4,413,679

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,349,036	6,002,248	(4,402,437)	2,948,847

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$416	$2,948,847

Supplemental Information (unaudited) – continued

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of February 28, 2014, are as follows:

United States	61.4%
Great Britain	5.2%
Canada	3.8%
Netherlands	3.3%
France	3.1%
Italy	2.9%
Australia	2.3%
Japan	2.1%
Russia	1.8%
Other Countries	14.1%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS INTERMARKET INCOME TRUST I

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: April 14, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: April 14, 2014

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 14, 2014

*	Print name and title of each signing officer under his or her signature.